Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2014
Enova LTIP
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Summary of Restricted Stock Unit Activity

The following table summarizes the Enova restricted stock unit activity during 2014:

Year Ended December 31,
2014
	Units	Weighted Average Fair Value at Date of Grant
Outstanding at beginning of year	—	$—
Units granted	549,707	23.04
Shares issued	—	—
Units forfeited	—	—
Outstanding at end of year	549,707	$23.04
Units vested at end of year	—	—

Summary of Stock Option Activity

There were no stock options outstanding as of December 31, 2013 and 2012. A summary of the Company’s stock option activity for the year ended December 31, 2014 is as follows:

Year Ended December 31,
2014
	Units	Weighted Average Exercise Price
Outstanding at beginning of year	—	$—
Options granted	1,425,196	23.04
Shares issued	—	—
Options forfeited	—	—
Outstanding at end of year	1,425,196	$23.04
Options vested at end of year	—	—

Cash America LTIP
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Summary of Restricted Stock Unit Activity

The following table summarizes the Cash America RSU activity during 2014, 2013 and 2012:

	Year Ended December 31,
	2014			2013		2012
	Units		Weighted Average Fair Value at Date of Grant	Units	Weighted Average Fair Value at Date of Grant	Units	Weighted Average Fair Value at Date of Grant
Outstanding at beginning of year	14,260		$48.19	13,215	$39.66	16,667	$38.97
Units granted	—		—	14,260	48.19	—	—
Shares issued	(14,260)	(1)	48.19	(2,333)	39.66	(3,452)	36.34
Units forfeited	—		—	(10,882)	39.66	—	—
Outstanding at end of year	—		$—	14,260	$48.19	13,215	$39.66
Units vested at end of year	—		—	—	—	—	—